Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Summary of Non-controlling Interests Consolidated Financial Statements

	Hepsiburada	Other	Total
Country of operation	Türkiye	—	—
Non-controlling interests share
As at 31 December 2023	—	—	—
As at 31 December 2024	—	—	—
As at 31 December 2025	24.04%	—	—
Net (loss)/income attributable to Non-controlling interest
For the year ended 31 December 2023	—	7,419	7,419
For the year ended 31 December 2024	—	17,095	17,095
For the year ended 31 December 2025	(21,672)	16,202	(5,470)
Total comprehensive (loss)/income attributable to Non-controlling interest
For the year ended 31 December 2023	—	7,620	7,620
For the year ended 31 December 2024	—	17,428	17,428
For the year ended 31 December 2025	(11,819)	15,413	3,594
Non-controlling interests
As at 31 December 2024	—	55,637	55,637
As at 31 December 2025	53,186	56,548	109,734

Schedule of Condensed Financial Information For Hepsiburada

The following is condensed financial information for the Hepsiburada for the year ended 31 December 2025:

2025
CONDENSED STATEMENT OF FINANCIAL POSITION
Current assets	350,073
Non-current assets	349,232
Total assets	699,305
Current liabilities	394,005
Non-current liabilities	84,062
Net assets	221,238
CONDENSED STATEMENT OF OPERATIONS
Revenue	1,036,582
Net loss	(68,034)
Total comprehensive loss	(68,075)
CONDENSED STATEMENT OF CASH FLOWS
Cash flows from operating activities	128,285
Cash flows from investing activities	35,142
Cash flows from financing activities	(109,023)
Effect of changes in foreign exchange rate on cash and cash equivalents	(25,331)
Cash and cash equivalents, beginning of period	104,237

Cash and cash equivalents, end of period	133,310

Dividend paid to non-controlling interests	—